Business Combination (Allocation of Consideration of Assets Acquired and Liabilities Assumed) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 20, 2014 USD ($)	Jun. 20, 2014 CNY (¥)
Business Acquisition [Line Items]
Goodwill	$ 9,754	¥ 64,827	¥ 62,548
CJOL [Member]
Business Acquisition [Line Items]
Total consideration				$ 15,720	¥ 96,804
Cash and cash equivalents					34,249
Prepayments and other current assets					6,837
Property and equipment, net					1,515
Other tangible assets acquired					861
Goodwill					62,548
Total assets acquired					122,666
Salaries and welfare payable					(4,142)
Taxes payable					(2,132)
Deferred tax liability					(6,680)
Other liabilities acquired					(356)
Deferred revenues - current					(23,964)
Non-controlling interest					(9,639)
Deemed dividend to SEEK					21,051
Total					96,804
CJOL [Member] | Brand name [Member]
Business Acquisition [Line Items]
Identifiable intangible assets					16,500
CJOL [Member] | Customer relationship [Member]
Business Acquisition [Line Items]
Identifiable intangible assets					¥ 156